CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - SEK (kr) kr in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Intangible assets		kr 312
Property, plant and equipment	797,458	890,443
Right-of-use assets	578,494	586,920
Interest in joint venture	13,027	11,597
Other financial assets	2,573	12,422
Deferred tax assets	855
Total non-current assets	1,392,407	1,501,694
Current assets
Trade receivables	21,015	21,148
Prepaid expenses	26,844	23,859
Accrued income	29,516	34,121
Other receivables	76,764	61,824
Restricted cash		32,869
Cash	278,825	74,165
Total current assets	432,964	247,986
Total assets	1,825,371	1,749,680
Equity
Share capital	529	319
Share premium	5,337,111	3,749,843
Foreign currency translation reserve	23,933	(40,070)
Accumulated deficit	(5,419,574)	(3,697,899)
Total equity	(58,000)	12,193
Non-current liabilities
Provisions	12,332
Loans and borrowings	12,180
Convertible debenture		379,795
Non-current lease liabilities	567,082	565,297
Non-current trade and other payables	11,388
Other financial liabilities	128,381	1,432
Deferred tax liabilities	593	6,370
Total non-current liabilities	731,956	952,894
Loans and borrowings	4,060
Convertible debenture	207,716
Other financial liabilities	4,603
Current lease liabilities	75,471	76,210
Trade and other payables	265,701	376,292
Liabilities associated with cash advances	354,842	166,216
Other liabilities	30,086	20,608
Deferred revenue	1,907	25,003
Deferred income—grants	60,243	35,583
Accrued expenses	146,786	84,681
Total current liabilities	1,151,415	784,593
Total liabilities	1,883,371	1,737,487
Total equity and liabilities	kr 1,825,371	kr 1,749,680